UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/02

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	10/14/02


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	91

Form 13F Information Table Value Total:  18849586



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   538700 4898613.000SH     SOLE              4275422.000        623191.000
                                                            161293 1466700.000SH     OTHER               19500.000       1447200.000
Abbott Laboratories            COM              002824100     8924 220900.000SH      SOLE               110940.000        109960.000
American Express Co            COM              025816109      514 16500.000SH       SOLE                16500.000
American Int'l Group           COM              026874107   603090 11025418.000SH    SOLE              9592455.000       1432963.000
                                                            184654 3375762.000SH     OTHER               44712.000       3331050.000
Amgen                          COM              031162100   290023 6954993.000SH     SOLE              6053350.000        901643.000
                                                             76228 1828000.000SH     OTHER               28800.000       1799200.000
BEA Systems                    COM              073325102       60 11520.000SH       SOLE                11520.000
Baker Hughes Inc               COM              057224107     8828 304100.000SH      SOLE               304100.000
Bank of New York Co Inc        COM              064057102   315846 10989763.000SH    SOLE              9610763.000       1379000.000
                                                             96584 3360600.000SH     OTHER               43900.000       3316700.000
Berkshire Hathaway Inc-Cl A    COM              084670108      591    8.000 SH       SOLE                    7.000             1.000
Caterpillar Inc                COM              149123101   246649 6626784.000SH     SOLE              5799926.000        826858.000
                                                             73811 1983100.000SH     OTHER               26600.000       1956500.000
Cisco Systems                  COM              17275R102      252 24070.000SH       SOLE                12200.000         11870.000
Citigroup Inc.                 COM              172967101   472798 15945978.999SH    SOLE             13931926.999       2014052.000
                                                            112673 3800100.000SH     OTHER               64400.000       3735700.000
Coca-Cola Co                   COM              191216100   740763 15445435.000SH    SOLE             13475017.000       1970418.000
                                                            254696 5310600.000SH     OTHER               60000.000       5250600.000
Colgate-Palmolive Co           COM              194162103   805160 14924194.000SH    SOLE             13028219.000       1895975.000
                                                            244183 4526100.000SH     OTHER               60800.000       4465300.000
Costco Wholesale Corp-New      COM              22160K105   378609 11696280.000SH    SOLE             10198633.000       1497647.000
                                                            120458 3721300.000SH     OTHER               46800.000       3674500.000
Disney, Walt Co                COM              254687106   290666 19198542.000SH    SOLE             16784422.000       2414120.000
                                                             79756 5267900.000SH     OTHER               77800.000       5190100.000
Dupont (E.I.) De Nemours & Co  COM              263534109      270 7499.000 SH       SOLE                 7499.000
Electronic Arts, Inc.          COM              285512109   405240 6143721.000SH     SOLE              5354772.000        788949.000
                                                            167103 2533400.000SH     OTHER               24400.000       2509000.000
Electronic Data Systems        COM              285661104    30088 2152231.000SH     SOLE              1746527.000        405704.000
                                                              8902 636759.000SH      OTHER                 844.000        635915.000
Eli Lilly & Co                 COM              532457108   341518 6171272.000SH     SOLE              5370570.000        800702.000
                                                            119042 2151100.000SH     OTHER               24600.000       2126500.000
Exxon Mobil Corp               COM              30231G102      883 27680.000SH       SOLE                22460.000          5220.000
Fannie Mae                     COM              313586109      625 10500.000SH       SOLE                10500.000
Freddie Mac                    COM              313400301      900 16100.000SH       SOLE                16100.000
Gannett Inc Com                COM              364730101   255511 3539915.000SH     SOLE              3093065.000        446850.000
                                                             76576 1060900.000SH     OTHER               14100.000       1046800.000
General Electric Co            COM              369604103      744 30200.000SH       SOLE                27800.000          2400.000
Gillette Co                    COM              375766102   604960 20437831.000SH    SOLE             17830802.000       2607029.000
                                                            189005 6385300.000SH     OTHER               81700.000       6303600.000
GlobalSantaFe                  COM              g3930e101   177336 7934493.000SH     SOLE              6893324.000       1041169.000
                                                             47418 2121600.000SH     OTHER               33300.000       2088300.000
H & R Block                    COM              093671105     5247 124900.000SH      SOLE                98350.000         26550.000
Home Depot Inc.                COM              437076102     1068 40901.000SH       SOLE                25501.000         15400.000
Intel Corp                     COM              458140100      731 52660.000SH       SOLE                40360.000         12300.000
Johnson & Johnson              COM              478160104   738182 13649809.000SH    SOLE             11895233.000       1754576.000
                                                            260790 4822300.000SH     OTHER               55900.000       4766400.000
Kohls Corp Com                 COM              500255104   299495 4925095.000SH     SOLE              4296090.000        629005.000
                                                             89561 1472800.000SH     OTHER               19800.000       1453000.000
Lauder Estee Cos Inc Cl A      COM              518439104     1782 61990.000SH       SOLE                38665.000         23325.000
                                                             68976 2400000.000SH     OTHER                               2400000.000
Marriott Int'l, Inc Cl-A       COM              571903202   333327 11497987.000SH    SOLE             10052763.000       1445224.000
                                                             86176 2972600.000SH     OTHER               46900.000       2925700.000
Marsh & McLennan               COM              571748102   394260 9468292.000SH     SOLE              8282184.000       1186108.000
                                                            117704 2826700.000SH     OTHER               37900.000       2788800.000
Masco Corp                     COM              574599106   453006 23171687.000SH    SOLE             20173341.000       2998346.000
                                                            137219 7018900.000SH     OTHER               92800.000       6926100.000
McDonald's Corp                COM              580135101      286 16200.000SH       SOLE                15700.000           500.000
Medtronic Inc                  COM              585055106   750989 17829756.000SH    SOLE             15537746.000       2292010.000
                                                            230266 5466900.000SH     OTHER               71800.000       5395100.000
Microsoft Corp                 COM              594918104     3262 74584.000SH       SOLE                54500.000         20084.000
Molex Cl A (Non-Vtg)           COM              608554200      643 30625.000SH       SOLE                20900.000          9725.000
Newell Rubbermaid Inc.         COM              651229106   402385 13034836.000SH    SOLE             11385054.000       1649782.000
                                                            121631 3940100.000SH     OTHER               52200.000       3887900.000
Nokia Corp Sponsored ADR       COM              654902204      854 64440.000SH       SOLE                46800.000         17640.000
Oracle Corporation             COM              68389X105      212 27000.000SH       SOLE                24600.000          2400.000
Pepsico Inc                    COM              713448108   311743 8436877.000SH     SOLE              7364191.000       1072686.000
                                                            101121 2736700.000SH     OTHER               33800.000       2702900.000
Pfizer Inc                     COM              717081103   707063 24364667.000SH    SOLE             21301092.000       3063575.000
                                                            224110 7722600.000SH     OTHER               97200.000       7625400.000
Pharmacia Corporation          COM              71713U102   355356 9139820.000SH     SOLE              8076106.000       1063714.000
                                                            125431 3226100.000SH     OTHER               37800.000       3188300.000
Procter & Gamble Co            COM              742718109   858901 9609544.000SH     SOLE              8348684.000       1260860.000
                                                            291218 3258200.000SH     OTHER               37900.000       3220300.000
Qualcomm Inc Com               COM              747525103   708303 25644579.000SH    SOLE             22328561.000       3316018.000
                                                            229356 8304000.000SH     OTHER              105000.000       8199000.000
Schering Plough                COM              806605101      292 13700.000SH       SOLE                                  13700.000
Schlumberger                   COM              806857108   593477 15431031.000SH    SOLE             13409384.000       2021647.000
                                                            193092 5020600.000SH     OTHER               63500.000       4957100.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
Siebel Sys Inc Com             COM              826170102       58 10000.000SH       SOLE                 7700.000          2300.000
State Street Corp.             COM              857477103      216 5600.000 SH       SOLE                                   5600.000
SunTrust Banks Inc             COM              867914103     1094 17800.000SH       SOLE                  400.000         17400.000
Transocean, Inc.               COM              G90078109   315991 15191874.000SH    SOLE             13190789.000       2001085.000
                                                             94927 4563800.000SH     OTHER               62900.000       4500900.000
United Parcel Service-Cl B     COM              911312106   538148 8606239.000SH     SOLE              7497135.000       1109104.000
                                                            160014 2559000.000SH     OTHER               34800.000       2524200.000
Wells Fargo & Co New           COM              949746101      674 14000.000SH       SOLE                13200.000           800.000
Wrigley, (Wm) Jr Cl B          COM              982526105     8738 176565.000SH      SOLE               136665.000         39900.000
Montag & Caldwell Growth N Fun                  126413509      276 15457.671SH       SOLE                                  15457.671